[GRAPHIC OMITTED]

        Cusip 927918103    Cusip 927913202
        Cusip 927913400    Cusip 927913301
        Cusip 927913509    Cusip 927913830
        Cusip 927913848    Cusip 927913855
        Cusip 927913707    Cusip 927913608
        Cusip 927913871    Cusip 927913863
        Cusip 927913806    Cusip 927913889
        G02038-02 (6/97)
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The Virtus Funds

The U.S. Government Securities Fund
The Style Manager: Large Cap Fund
The Style Manager Fund
The Virginia Municipal Bond Fund
The Maryland Municipal Bond Fund
The Treasury Money Market Fund
The Money Market Fund
The Tax-Free Money Market Fund
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Supplement to the Combined Prospectuses dated January 31, 1997

Please be advised that effective immediately, Holly S. Thompson no longer serves as portfolio manager for The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund and The Tax-Free Money Market Fund. John S. Hall will serve as the portfolio manager for The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund and The Tax-Free Money Market Fund and continue to serve as portfolio manager for The U.S. Government Securities Fund.

Therefore, please delete Holly S. Thompson's biographical information from the sub-section entitled "Adviser's Background." In addition, please delete the first sentence of the biographical information of John S. Hall in the sub-section entitled "Adviser's Background" and replace it with the following:

     "John S.  Hall  has  managed  The U.S.  Government  Securities  Fund  since
     December 1996. Mr. Hall served in a supervisory capacity for The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund and The Tax-Free Money Market Fund since December 1996 and has managed those Funds since June 1997."

In addition, Garry M. Allen no longer serves as portfolio manager for The Style
Manager: Large Cap Fund and The Style Manager Fund. Effective immediately, Tanya Orr Bird will serve as portfolio manager for The Style Manager: Large Cap Fund and The Style Manager Fund.

Therefore, please delete Garry M. Allen's biographical information and insert the following biographical information for Tanya Orr Bird as the last paragraph of the sub-section entitled "Adviser's Background":

     "Tanya Orr Bird has managed The Style Manager: Large Cap Fund and The Style Manager Fund since July 1997, having previously assisted with those duties. Ms. Bird is a Chartered Financial Analyst and is currently
     Vice President and Managing Director for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Ms. Bird had been in Institutional Marketing for Signet Trust Company (October 1994 - December 1994). Previously, Ms. Bird was a Consultant for William M. Mercer Asset Planning, Inc. (June 1989 - October 1994)."

                                                           July 7, 1997